OTHER INCOME AND EXPENSE - Textual (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum
Disclosure of Other income and expense [Line Items]
Wealth tax rate	0.05%	0.15%	0.20%
Maximum
Disclosure of Other income and expense [Line Items]
Wealth tax rate	0.40%	1.00%	1.15%